Impairment - Narrative (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
	Jun. 30, 2022	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss				$ 78.6	$ 99.1
Inventories, at net realisable value		$ 170.0		170.0	135.8
Shahuindo
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		$ 36.2		36.2	0.0
Morococha
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			$ 42.4	42.4	0.0
Carrying value			$ 25.0
Dolores
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss	$ 99.1			$ 0.0	$ 99.1
Weighted average cost of capital	6.00%
Dolores | Adjustment
Disclosure of impairment loss and reversal of impairment loss [line items]
Inventories, at net realisable value	$ 55.4